Derivative Financial Instruments - Summary of Fair Values and Notional Amounts of DFIs that were designated as non-hedges (Detail) $ in Thousands	Dec. 31, 2018 MXN ($) MMB	Dec. 31, 2017 MXN ($) MMB
Disclosure of detailed information about hedging instruments [line items]
Fair Value	$ 796,820	$ 17,337,758
Interest Rate Swaps Position One [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	14,147,084	16,695,028
Fair Value	228,909	79,448
Interest Rate Swaps Position Two [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	13,433,579	15,433,626
Fair Value	420,029	332,273
Cross Currency Swaps Position One [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	37,742,553	30,897,687
Fair Value	(237,428)	(216,441)
Cross Currency Swaps Position Two [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	23,740,341	23,740,341
Fair Value	(4,154,665)	(4,504,151)
Cross Currency Swaps Position Three [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	12,971,158	13,039,563
Fair Value	(1,532,612)	(1,804,993)
Cross Currency Swaps Position Four [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	4,750,499	4,775,551
Fair Value	419,983	134,461
Cross Currency Swaps Position Five [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	15,073,938
Fair Value	(122,974)
Cross Currency Swaps Position Six [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	327,129,743	278,440,124
Fair Value	5,618,515	19,065,727
Cross Currency Swaps Position Seven [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	9,819,995	10,310,216
Fair Value	(2,573)	560,982
Cross Currency Swaps Position Eight [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	11,645,585	11,706,999
Fair Value	(294,745)	590,113
Cross currency swaps position nine [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	28,117,976	25,579,588
Fair Value	486,310	400,316
Currency Options Position One [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	14,355,685	14,046,320
Fair Value	222,491	48,715
Currency options position two [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	95,923,285	100,950,853
Fair Value	2,708,534	4,919,444
Currency options position three [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	11,296,695	12,031,728
Fair Value	(232,636)	(239,626)
Currency options position four [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	7,315,424
Fair Value	(183,093)
Currency options position five [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	71,096,081
Fair Value	(2,543,075)
Currency forward Position one [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		59,360,100
Fair Value		(2,006,461)
Natural Gas Swaps Position One [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	3,669	51,724
Fair Value	136	6,934
Natural Gas Swaps Position Two [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	3,622	50,846
Fair Value	(94)	(6,114)
Natural Gas Options Position One [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	989	18,625
Fair Value	4	398
Natural Gas Options Position Two [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	989	18,625
Fair Value	(4)	(397)
Interest Rate Swaps Position Three [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,115,854	1,423,368
Fair Value	$ (4,192)	$ (22,870)
Crude oil options [member]
Disclosure of detailed information about hedging instruments [line items]
Volume | MMB	111.68	153.56
Fair Value	$ 5,690,212	$ (5,010,187)
Futures [member] | Exchange trade [member]
Disclosure of detailed information about hedging instruments [line items]
Volume | MMB	2.6	2.1
Fair Value	$ 441,954	$ (141,693)
Petroleum product swaps [member] | Exchange trade [member]
Disclosure of detailed information about hedging instruments [line items]
Volume | MMB	4.9	1.3
Fair Value	$ 760,603	$ (99,680)